Goodwill - Summary of goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	$ 922	$ 912
Adjustment on currency translation	24	10
Goodwill at end of period	946	922
Cost
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	16,926	15,861
Goodwill at end of period	17,341	16,926
Accumulated impairment
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	(16,004)	(14,949)
Goodwill at end of period	$ (16,395)	$ (16,004)